SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Assets Backed Financing Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2020 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash	$ 36,358		¥ 71,056	¥ 427,546	[1]	¥ 237,239
Prepaid expenses and other assets	42,697		1,333,221			278,591
Loans at fair value	29,449		418,492			192,156
Held-to-maturity investments	504		6,627			3,286
Total assets	1,027,165		9,644,420			6,702,253
Liabilities:
Accounts payable	1,517		43,583			9,903
Payable to investors at fair value	8,065					52,623
Accrued expenses and other liabilities	185,275		2,324,552			1,208,915
Total liabilities	448,213		5,154,330			2,924,589
Net income/(loss)	(106,168)	¥ (692,748)	1,155,611	1,579,810	[1]
Net cash provided by operating activities	43,222	282,028	274,168	(3,959,094)	[1]
Net cash provided by investing activities	(275,351)	(1,796,663)	1,110,001	3,297,648	[1]
Net cash (used in)/provided by in financing activities	$ 146,429	955,448	(1,149,705)	(788,022)	[1]
ABFE
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash			43,833			213,033
Prepaid expenses and other assets			8,974			169
Loans at fair value			382,125			192,156
Held-to-maturity investments			6,627			3,286
Total assets			441,559			408,644
Liabilities:
Accounts payable			72			421
Amount due to related parties						109,502
Payable to investors at fair value						52,623
Accrued expenses and other liabilities			7,378			896
Total liabilities			7,450			163,442
Net income/(loss)		(117,969)	41,723	260,568
Net cash provided by operating activities		44,843	134,848	208,621
Net cash provided by investing activities		33,160	639,717	110,849
Net cash (used in)/provided by in financing activities		¥ 162,134	¥ (121,296)	¥ (553,002)
Asset pledged as collateral | ABFE
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Total assets						¥ 0

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.